Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Small Cap Fund

January 31, 2021

ZSC-QTLY-0321
1.9881581.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Entertainment - 0.7%
Cinemark Holdings, Inc.	3,346	$67,723
Marcus Corp.	756	13,306
Skillz, Inc. (a)	369	10,192
		91,221
Interactive Media & Services - 0.1%
QuinStreet, Inc. (a)	774	16,386
Media - 1.6%
Cardlytics, Inc. (a)	266	32,524
Cogeco Communications, Inc.	253	21,564
Nexstar Broadcasting Group, Inc. Class A	810	92,073
TechTarget, Inc. (a)	886	66,184
		212,345

TOTAL COMMUNICATION SERVICES		319,952

CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.4%
Lear Corp.	84	12,664
Visteon Corp. (a)	332	42,323
		54,987
Diversified Consumer Services - 0.3%
Arco Platform Ltd. Class A (a)	654	20,758
Grand Canyon Education, Inc. (a)	204	17,328
		38,086
Hotels, Restaurants & Leisure - 3.4%
Caesars Entertainment, Inc. (a)	997	70,179
Churchill Downs, Inc.	303	56,797
Hilton Grand Vacations, Inc. (a)	3,486	103,604
International Game Technology PLC	7,746	124,788
Lindblad Expeditions Holdings (a)	3,536	55,515
SeaWorld Entertainment, Inc. (a)	387	11,057
Wingstop, Inc.	198	29,710
		451,650
Household Durables - 3.0%
Helen of Troy Ltd. (a)	245	59,841
KB Home	1,618	67,374
Lovesac (a)	206	11,647
M/I Homes, Inc. (a)	348	17,181
Purple Innovation, Inc. (a)	629	21,411
Taylor Morrison Home Corp. (a)	1,632	42,399
Tempur Sealy International, Inc. (a)	451	11,906
TopBuild Corp. (a)	145	28,993
TRI Pointe Homes, Inc. (a)	5,057	102,151
Whirlpool Corp.	176	32,576
		395,479
Internet & Direct Marketing Retail - 1.1%
1-800-FLOWERS.com, Inc. Class A (a)	539	16,563
Farfetch Ltd. Class A (a)	655	40,112
Kogan.Com Ltd.	2,107	28,969
Porch Group, Inc. Class A (a)	194	2,875
Revolve Group, Inc. (a)	1,300	48,308
Stamps.com, Inc. (a)	55	12,557
		149,384
Leisure Products - 0.1%
Acushnet Holdings Corp.	245	10,001
Multiline Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	129	12,220
Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	3,273	74,264
Bed Bath & Beyond, Inc.	466	16,464
Floor & Decor Holdings, Inc. Class A (a)	425	39,130
Lithia Motors, Inc. Class A (sub. vtg.)	105	33,461
Musti Group OYJ	448	14,016
Rent-A-Center, Inc.	1,414	61,226
Williams-Sonoma, Inc.	560	72,195
		310,756
Textiles, Apparel & Luxury Goods - 3.7%
Crocs, Inc. (a)	2,191	153,414
Deckers Outdoor Corp. (a)	197	57,520
Oxford Industries, Inc.	904	58,977
PVH Corp.	1,255	107,001
Tapestry, Inc.	3,512	111,049
		487,961

TOTAL CONSUMER DISCRETIONARY		1,910,524

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	1,249	52,545
U.S. Foods Holding Corp. (a)	3,136	97,185
		149,730
Food Products - 0.3%
Bunge Ltd.	183	11,976
Nomad Foods Ltd. (a)	901	22,615
		34,591
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	363	18,498

TOTAL CONSUMER STAPLES		202,819

ENERGY - 2.6%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	9,403	100,518
Oil, Gas & Consumable Fuels - 1.8%
Brigham Minerals, Inc. Class A	3,253	43,558
BW Energy Ltd.	25,521	72,044
Enviva Partners LP	130	6,477
Euronav NV	3,063	24,198
Renewable Energy Group, Inc. (a)	1,021	91,482
		237,759

TOTAL ENERGY		338,277

FINANCIALS - 17.0%
Banks - 7.3%
BankUnited, Inc.	1,108	38,392
Camden National Corp.	835	31,354
Comerica, Inc.	1,253	71,672
Cullen/Frost Bankers, Inc.	656	60,509
Eastern Bankshares, Inc.	4,755	75,795
First Citizens Bancshares, Inc.	38	22,648
First Foundation, Inc.	3,172	64,265
Signature Bank	878	145,037
Sterling Bancorp	5,811	107,271
Synovus Financial Corp.	2,593	96,460
The Bank of NT Butterfield & Son Ltd.	1,211	36,827
Trico Bancshares	2,326	86,760
Western Alliance Bancorp.	1,782	121,497
		958,487
Capital Markets - 1.8%
AllianceBernstein Holding LP	2,143	75,755
Cowen Group, Inc. Class A	1,094	27,514
Lazard Ltd. Class A	1,261	51,953
LPL Financial	379	41,061
Morningstar, Inc.	115	26,437
Vesper Healthcare Acquisition Corp. Class A (a)	1,779	18,626
		241,346
Consumer Finance - 1.0%
Encore Capital Group, Inc. (a)	3,276	97,297
Green Dot Corp. Class A (a)	286	14,366
OneMain Holdings, Inc.	323	15,039
		126,702
Diversified Financial Services - 1.2%
ECN Capital Corp.	22,247	118,303
Northern Star Acquisition Corp. unit	3,035	41,519
		159,822
Insurance - 4.8%
American Financial Group, Inc.	378	35,585
Assurant, Inc.	757	102,551
Axis Capital Holdings Ltd.	1,976	90,698
Brown & Brown, Inc.	420	18,098
BRP Group, Inc. (a)	850	19,729
Enstar Group Ltd. (a)	472	94,499
First American Financial Corp.	719	37,597
Old Republic International Corp.	4,442	80,400
Primerica, Inc.	335	46,669
Reinsurance Group of America, Inc.	763	80,153
RenaissanceRe Holdings Ltd.	121	18,203
		624,182
Thrifts & Mortgage Finance - 0.9%
Flagstar Bancorp, Inc.	2,688	115,181

TOTAL FINANCIALS		2,225,720

HEALTH CARE - 18.1%
Biotechnology - 9.8%
4D Molecular Therapeutics, Inc.	533	22,578
Acceleron Pharma, Inc. (a)	274	31,655
ADC Therapeutics SA (a)	304	8,685
Agios Pharmaceuticals, Inc. (a)	383	17,990
Allovir, Inc. (a)	484	17,700
ALX Oncology Holdings, Inc. (a)	300	23,775
Annexon, Inc. (a)	288	6,336
Argenx SE ADR (a)	149	43,660
Ascendis Pharma A/S sponsored ADR (a)	260	39,039
Avid Bioservices, Inc. (a)	1,335	19,478
Blueprint Medicines Corp. (a)	395	38,216
CareDx, Inc. (a)	190	14,522
Cullinan Management, Inc.	11	418
Deciphera Pharmaceuticals, Inc. (a)	231	10,210
Emergent BioSolutions, Inc. (a)	229	24,469
Exelixis, Inc. (a)	1,058	23,498
Fate Therapeutics, Inc. (a)	250	22,658
FibroGen, Inc. (a)	491	23,656
Forma Therapeutics Holdings, Inc.	482	18,620
Fusion Pharmaceuticals, Inc. (a)	300	3,390
Generation Bio Co.	437	11,506
Halozyme Therapeutics, Inc. (a)	972	46,257
ImmunoGen, Inc. (a)	1,454	10,367
Iovance Biotherapeutics, Inc. (a)	291	12,757
Keros Therapeutics, Inc.	190	10,840
Kronos Bio, Inc.	47	1,292
Kura Oncology, Inc. (a)	1,064	31,867
Kymera Therapeutics, Inc. (a)	470	29,117
Mirati Therapeutics, Inc. (a)	235	48,253
Morphic Holding, Inc. (a)	582	19,590
Natera, Inc. (a)	491	52,360
Neurocrine Biosciences, Inc. (a)	143	15,694
Nkarta, Inc. (a)	23	912
Novavax, Inc. (a)	735	162,384
ORIC Pharmaceuticals, Inc. (a)	383	11,230
Passage Bio, Inc.	830	15,488
Poseida Therapeutics, Inc. (a)	395	3,437
Prelude Therapeutics, Inc.	327	21,239
Protagonist Therapeutics, Inc. (a)	964	19,964
PTC Therapeutics, Inc. (a)	535	30,934
Relay Therapeutics, Inc. (a)	485	24,046
Repare Therapeutics, Inc.	656	24,344
Repligen Corp. (a)	78	15,600
Revolution Medicines, Inc.	489	20,606
Shattuck Labs, Inc.	610	30,262
Silverback Therapeutics, Inc.	88	3,865
Stoke Therapeutics, Inc. (a)	30	1,832
Taysha Gene Therapies, Inc.	549	14,274
TG Therapeutics, Inc. (a)	1,366	65,937
Turning Point Therapeutics, Inc. (a)	421	52,831
Veracyte, Inc. (a)	149	8,448
Vericel Corp. (a)	613	25,299
Viela Bio, Inc. (a)	672	23,305
Xenon Pharmaceuticals, Inc. (a)	494	7,089
Zymeworks, Inc. (a)	170	5,749
		1,289,528
Health Care Equipment & Supplies - 2.4%
Axonics Modulation Technologies, Inc. (a)	547	28,280
CryoPort, Inc. (a)	287	19,573
Globus Medical, Inc. (a)	197	12,153
Haemonetics Corp. (a)	193	22,058
Insulet Corp. (a)	309	82,559
Integer Holdings Corp. (a)	425	31,365
Neuronetics, Inc. (a)	926	16,325
Nevro Corp. (a)	273	44,169
Tandem Diabetes Care, Inc. (a)	209	19,364
TransMedics Group, Inc. (a)	773	17,609
ViewRay, Inc. (a)	3,717	16,503
		309,958
Health Care Providers & Services - 2.3%
Castle Biosciences, Inc. (a)	308	20,584
Chemed Corp.	33	17,091
Guardant Health, Inc. (a)	151	23,481
LHC Group, Inc. (a)	122	24,305
Molina Healthcare, Inc. (a)	208	44,431
Option Care Health, Inc. (a)	295	5,452
Premier, Inc.	668	22,625
Progyny, Inc. (a)	1,005	47,004
R1 RCM, Inc. (a)	1,563	39,434
Surgery Partners, Inc. (a)	300	11,184
The Ensign Group, Inc.	420	32,878
The Joint Corp. (a)	557	18,119
		306,588
Health Care Technology - 1.4%
Cegedim SA (a)	787	22,444
Certara, Inc.	300	10,326
Health Catalyst, Inc. (a)	488	24,244
Inspire Medical Systems, Inc. (a)	287	57,833
Phreesia, Inc. (a)	787	51,383
Schrodinger, Inc.	279	25,202
		191,432
Life Sciences Tools & Services - 1.5%
Berkeley Lights, Inc. (a)	195	14,040
Bruker Corp.	381	22,056
Charles River Laboratories International, Inc. (a)	99	25,646
Maravai LifeSciences Holdings, Inc.	163	5,679
Medpace Holdings, Inc. (a)	240	31,870
Nanostring Technologies, Inc. (a)	608	42,578
Syneos Health, Inc. (a)	705	52,417
		194,286
Pharmaceuticals - 0.7%
Aclaris Therapeutics, Inc. (a)	100	2,075
IMARA, Inc.	296	3,854
Jazz Pharmaceuticals PLC (a)	462	71,841
Theravance Biopharma, Inc. (a)	493	9,190
		86,960

TOTAL HEALTH CARE		2,378,752

INDUSTRIALS - 16.0%
Aerospace & Defense - 0.4%
Axon Enterprise, Inc. (a)	171	28,071
BWX Technologies, Inc.	518	27,931
		56,002
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	930	23,631
Atlas Air Worldwide Holdings, Inc. (a)	193	10,001
		33,632
Building Products - 2.7%
American Woodmark Corp. (a)	442	38,237
Builders FirstSource, Inc. (a)	2,288	87,516
Fortune Brands Home & Security, Inc.	339	29,239
Jeld-Wen Holding, Inc. (a)	4,063	105,597
Owens Corning	626	48,578
The AZEK Co., Inc.	1,264	50,421
		359,588
Commercial Services & Supplies - 1.5%
HNI Corp.	1,150	37,099
Knoll, Inc.	5,812	86,948
Montrose Environmental Group, Inc. (a)	703	25,997
MYT Netherlands Parent BV ADR	29	955
Tetra Tech, Inc.	136	16,534
The Brink's Co.	381	25,958
		193,491
Construction & Engineering - 1.2%
AECOM (a)	1,420	71,142
Arcosa, Inc.	919	51,271
MasTec, Inc. (a)	252	19,442
Quanta Services, Inc.	195	13,742
		155,597
Electrical Equipment - 2.3%
Atkore International Group, Inc. (a)	739	32,782
Bloom Energy Corp. Class A (a)	169	5,900
Generac Holdings, Inc. (a)	75	18,482
Plug Power, Inc. (a)	1,033	65,255
Regal Beloit Corp.	707	88,714
Sensata Technologies, Inc. PLC (a)	642	34,989
Sunrun, Inc. (a)	537	37,198
Vertiv Holdings Co.	744	14,969
		298,289
Machinery - 4.2%
AGCO Corp.	173	19,186
Chart Industries, Inc. (a)	126	15,134
Crane Co.	1,550	117,304
ESCO Technologies, Inc.	282	26,813
IDEX Corp.	117	21,784
ITT, Inc.	1,777	132,760
Kornit Digital Ltd. (a)	572	51,843
Luxfer Holdings PLC sponsored	3,676	60,544
SPX Flow, Inc. (a)	1,977	104,722
		550,090
Professional Services - 2.7%
ASGN, Inc. (a)	367	30,428
Clarivate Analytics PLC (a)	1,106	32,008
Insperity, Inc.	458	35,948
Kelly Services, Inc. Class A (non-vtg.)	3,547	69,237
Manpower, Inc.	1,194	105,597
TriNet Group, Inc. (a)	753	55,805
Upwork, Inc. (a)	622	25,782
		354,805
Road & Rail - 0.4%
ArcBest Corp.	1,224	56,732
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	577	22,947
Nesco Holdings, Inc. Class A (a)	1,730	13,183
		36,130

TOTAL INDUSTRIALS		2,094,356

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	309	28,984
Electronic Equipment & Components - 2.9%
Avnet, Inc.	1,741	61,475
Fabrinet (a)	496	39,154
II-VI, Inc. (a)	185	15,553
Insight Enterprises, Inc. (a)	803	61,108
Jabil, Inc.	2,765	114,388
SYNNEX Corp.	281	22,935
TTM Technologies, Inc. (a)	5,293	70,979
		385,592
IT Services - 1.9%
CACI International, Inc. Class A (a)	95	22,916
Concentrix Corp. (a)	283	30,258
Fastly, Inc. Class A (a)	62	6,780
Genpact Ltd.	758	29,016
Globant SA (a)	135	25,920
KBR, Inc.	730	21,207
Perspecta, Inc.	1,482	42,904
Repay Holdings Corp. (a)	399	8,838
Unisys Corp. (a)	1,773	42,357
WNS Holdings Ltd. sponsored ADR (a)	211	14,175
		244,371
Semiconductors & Semiconductor Equipment - 2.6%
ACM Research, Inc. (a)	70	6,300
Advanced Energy Industries, Inc.	430	44,109
Array Technologies, Inc.	1,010	41,168
Cirrus Logic, Inc. (a)	411	38,507
Enphase Energy, Inc. (a)	155	28,264
Kulicke & Soffa Industries, Inc.	1,273	45,408
Semtech Corp. (a)	542	38,455
SiTime Corp. (a)	705	86,045
Ultra Clean Holdings, Inc. (a)	297	11,464
		339,720
Software - 6.6%
Aspen Technology, Inc. (a)	130	17,407
Ceridian HCM Holding, Inc. (a)	204	18,954
CyberArk Software Ltd. (a)	244	39,101
Digital Turbine, Inc. (a)	919	52,576
Duck Creek Technologies, Inc. (a)	68	3,287
Dynatrace, Inc. (a)	796	33,042
Elastic NV (a)	337	51,211
FireEye, Inc. (a)	328	6,888
Five9, Inc. (a)	180	29,925
JFrog Ltd.	134	8,371
Lightspeed POS, Inc. (Canada) (a)	495	32,179
LivePerson, Inc. (a)	654	41,437
Manhattan Associates, Inc. (a)	189	21,400
NICE Systems Ltd. sponsored ADR (a)	76	19,857
Nuance Communications, Inc. (a)	559	25,457
Rapid7, Inc. (a)	561	48,706
SailPoint Technologies Holding, Inc. (a)	175	9,679
Sprout Social, Inc. (a)	905	59,730
TECSYS, Inc.	310	13,355
Telos Corp.	665	23,475
Tenable Holdings, Inc. (a)	1,251	61,912
Varonis Systems, Inc. (a)	184	32,526
Verint Systems, Inc. (a)	228	16,833
Workiva, Inc. (a)	373	36,356
Xperi Holding Corp.	6,989	134,608
Yext, Inc. (a)	1,752	29,556
		867,828

TOTAL INFORMATION TECHNOLOGY		1,866,495

MATERIALS - 4.1%
Chemicals - 1.3%
The Chemours Co. LLC	455	11,985
Tronox Holdings PLC	2,259	34,676
Valvoline, Inc.	4,261	101,156
Westlake Chemical Corp.	354	27,067
		174,884
Construction Materials - 0.3%
Eagle Materials, Inc.	386	42,472
Containers & Packaging - 2.1%
Ardagh Group SA	3,060	52,020
Avery Dennison Corp.	265	39,981
O-I Glass, Inc.	7,222	91,286
WestRock Co.	2,063	85,470
		268,757
Metals & Mining - 0.4%
Commercial Metals Co.	2,387	47,000

TOTAL MATERIALS		533,113

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Americold Realty Trust	390	13,615
Corporate Office Properties Trust (SBI)	530	13,923
Equity Commonwealth	499	14,226
RLJ Lodging Trust	9,645	124,517
Terreno Realty Corp.	360	20,369
		186,650
Real Estate Management & Development - 2.3%
DIC Asset AG	6,607	111,770
Jones Lang LaSalle, Inc. (a)	650	95,037
Realogy Holdings Corp. (a)	5,805	82,431
Redfin Corp. (a)	212	15,097
		304,335

TOTAL REAL ESTATE		490,985

UTILITIES - 1.0%
Electric Utilities - 0.4%
Portland General Electric Co.	1,073	45,377
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	1,746	54,091
Shoals Technologies Group, Inc.	200	6,786
Sunnova Energy International, Inc. (a)	526	23,065
		83,942

TOTAL UTILITIES		129,319

TOTAL COMMON STOCKS
(Cost $8,856,880)		12,490,312

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Fanatics, Inc. Series E (b)(c)	827	14,299
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Alkami Technology, Inc. Series F (b)(c)	1,143	18,288
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Ikena Oncology, Inc. Series B (b)(c)	10,131	14,168
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Convoy, Inc. Series D (a)(b)(c)	1,249	20,596
INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.1%
Yanka Industries, Inc. Series E (b)(c)	1,071	12,937
Software - 0.6%
Compass, Inc.:
Series E (a)(b)(c)	26	4,755
Series F (a)(b)(c)	310	55,369
DoubleVerify, Inc. Series A (b)(c)	2,300	13,195
		73,319

TOTAL INFORMATION TECHNOLOGY		86,256

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $128,309)		153,607
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 2/18/21 to 4/15/21 (d)
(Cost $39,995)	40,000	39,996
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.09% (e)
(Cost $377,872)	377,797	377,872
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $9,403,056)		13,061,787
NET OTHER ASSETS (LIABILITIES) - 0.5%		62,842
NET ASSETS - 100%		$13,124,629

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	March 2021	$310,230	$(14,938)	$(14,938)

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $153,608 or 1.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,996.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alkami Technology, Inc. Series F	9/24/20	$18,288
Compass, Inc. Series E	11/3/17	$1,754
Compass, Inc. Series F	10/22/18	$36,757
Convoy, Inc. Series D	10/30/19	$16,911
DoubleVerify, Inc. Series A	11/18/20	$13,195
Fanatics, Inc. Series E	8/13/20	$14,299
Ikena Oncology, Inc. Series B	12/21/20	$14,168
Yanka Industries, Inc. Series E	5/15/20	$12,937

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54
Total	$54

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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